Fees Summary	Jul. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,233,000.00
Previously Paid Amount	0.00
Total Fee Amount	860.78
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 860.78
Narrative - Max Aggregate Offering Price	$ 6,233,000.00
Final Prospectus	true